Exploration in non-operating areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	$ 36,307	$ 18,262	$ 26,589
Services provided by third parties
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	22,764	5,401	13,629
Personnel expenses
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	4,830	4,064	3,908
Lands
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	1,867	1,781	0
Rentals
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	1,524	1,171	578
Consumption of materials and supplies
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	1,420	582	768
Other expenses
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	$ 3,902	$ 5,263	$ 7,706